Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Cash.
Components of restricted cash	The following table provides the components of Restricted cash (dollars in thousands):

	December 31, 2021	December 31, 2020
Reclamation and other surety bond cash collateral	$34,293	$39,677